Employee benefit plans - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Number of years required for payment	2 years
Excess percentage of the greater of the benefit obligation or the fair value of plan assets	10.00%
Average remaining service period of active participants	11 years
Accumulated benefit obligation	¥ 269,736	¥ 253,292
Fair value of plan assets	233,945	232,027	¥ 233,837
Expected contributions to plans	4,124
Contributions to the defined contribution pension plans	3,636	3,582	3,488
Contributions to overseas defined contribution pension plans	8,650	10,777	10,382
Health care benefit cost	8,138	7,147	7,116
Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	80,034	85,466
Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	96,702	91,352
Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	57,209	55,209	¥ 55,338
Amount of unrealized profit (loss) of Level 3 assets	(1,508)	4,052
Amount of purchases of Level 3 assets	¥ 492	3,923
Equities [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	17.00%
Fair value of plan assets	¥ 24,375	21,283
Equities [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	24,375	21,283
Equities [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Equities [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Debt securities [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	45.00%
Life insurance company general accounts [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	20.00%
Fair value of plan assets	¥ 53,098	52,109
Life insurance company general accounts [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Life insurance company general accounts [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	53,098	52,109
Life insurance company general accounts [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Other investments [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	18.00%
Fair value of plan assets	¥ 31,856	24,146
Other investments [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Other investments [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	31,856	24,146
Other investments [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Non-Japan plan [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	3,239	3,954
Non-Japan plan [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	140	192
Non-Japan plan [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	37,021	35,610
Amount of unrealized profit (loss) of Level 3 assets	5,836	(8,241)
Overseas Subsidiaries [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Recognized asset for pension benefits	¥ 9,338	¥ 9,019